Operating Segment Information - Summary of Reconciliation of Consolidated Net Income to Consolidated Adjusted EBITDA (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
NET INCOME	₱ 22,786	₱ 18,973	₱ 13,466
Add (deduct) adjustments:
Depreciation and amortization (Notes 9 and 10)	39,656	47,240	51,915
Provision for income tax (Note 7)	9,550	3,842	1,103
Financing costs – net	8,553	7,067	7,370
Equity share in net losses (earnings) of associates and joint ventures (Notes 5 and 11)	1,535	87	(2,906)
Amortization of intangible assets (Notes 5 and 15)	758	892	835
Losses (gains) on derivative financial instruments – net (Notes 5 and 28)	284	(1,086)	(533)
Impairment of investments (Note 11)	34	172	2,562
Foreign exchange losses (gains) – net (Notes 5 and 9)	(424)	771	411
Interest income (Note 5)	(1,745)	(1,943)	(1,412)
Noncurrent asset impairment		2,122	3,913
Other income – net	(1,172)	(14,110)	(10,550)
Total adjustments	57,029	45,054	52,708
Consolidated Adjusted EBITDA	₱ 79,815	₱ 64,027	₱ 66,174